Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Revenues	$ 394	$ 297	$ 821	$ 755
Adjusted cost of revenues	(115)		(218)
Adjusted operating expenses	(1,786)		(3,875)
Adjusted operating loss	(1,507)		(3,272)
Share-based payments	(430)		(684)	(305)
Depreciation and amortization	(162)		(277)	(156)
Operating loss	(2,099)	(2,452)	(4,233)	(4,781)
Financial income	1,870	147	1,720	872
Taxes on income	3	(3)	3	(3)
Net loss for the period	(226)	$ (2,308)	(2,510)	$ (3,912)
Safe-T [Member]
Statement Line Items [Line Items]
Revenues	275		702
Adjusted cost of revenues	(82)		(185)
Adjusted operating expenses	(1,644)		(3,733)
Adjusted operating loss	(1,451)		(3,216)
NetNut [Member]
Statement Line Items [Line Items]
Revenues	119		119
Adjusted cost of revenues	(33)		(33)
Adjusted operating expenses	(142)		(142)
Adjusted operating loss	$ (56)		$ (56)